Statement of Changes in Net Assets Available for Benefits - EBP 051 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additions:
Contributions from employer	$ 3,056,176	$ 2,320,913
Contributions from participants	8,260,922	8,081,534
Employee rollover	82,215	47,071
Interest and dividend income	2,637,260	2,835,256
Interest income – promissory notes receivable	633,536	562,405
Total additions	14,670,109	13,847,179
Deductions:
Distributions	22,591,806	21,374,545
Administrative expenses	181,774	219,189
Total deductions	22,773,580	21,593,734
Net realized and unrealized appreciation in fair value of investments	7,983,259	10,889,846
Net additions (deductions)	(120,212)	3,143,291
Net assets available for benefits at beginning of period	191,633,834	188,490,543
Net assets available for benefits at end of period	$ 191,513,622	$ 191,633,834